LORD ABBETT AFFILIATED FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 4, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:                               Lord Abbett Affiliated Fund, Inc.

1933 Act File No.  002-10638

1940 Act File No.  811-00005

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 98 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on February 26, 2009.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4226.

Sincerely yours,

/s/ Denise Marshall

Denise Marshall
Paralegal
Lord, Abbett & Co. LLC